RETAINED PROFITS	12 Months Ended
Dec. 31, 2018
Disclosure of Retained Profits [Abstract]
Disclosure of Retained Profits [Text Block]

37    Retained profits

	The Group			The Bank
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m
At 31 December 2017	37,718			53,145
Adjustment on adoption of IFRS 9 and IFRS 15 (note 50)	(969)			(302)
At 1 January	36,749	36,231	3,868	52,843	50,390	16,646
Profit for the year (see below for the Bank)	4,108	4,139	1,102	6,067	5,279	1,953
Capital transactions with parent
Dividends paid (note 39)	(11,022)	(2,650)	(3,040)	(11,022)	(2,650)	(3,040)
Capital repayments	(2,975)	–	–	(2,975)	–	–
Capital contributions received	265	432	323	265	432	323
Return of capital contributions	(9)	(77)	(441)	(9)	(77)	(441)
	(13,741)	(2,295)	(3,158)	(13,741)	(2,295)	(3,158)
Distributions on other equity instruments, net of tax	(201)	(199)	(86)	(201)	(199)	(86)
Realised gains and losses on equity shares held at fair value through other comprehensive income	(111)			(144)
Redemption of preference shares (note 35)	–	(600)	(1,840)	–	(600)	(1,840)
Capital restructuring	–	–	37,373	–	–	37,373
Post-retirement defined benefit scheme remeasurements	120	482	(1,028)	(162)	332	(498)
Share of other comprehensive income of associates and joint ventures	8	–	–	–	–	–
Gains and losses attributable to own credit risk (net of tax)[1]	389	(40)	–	389	(40)	–
Adjustment on vesting of businesses (note 24)	–	–	–	–	278	–
At 31 December	27,321	37,718	36,231	45,051	53,145	50,390

1	During 2017 the Group and the Bank derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £3 million, net of tax, had been recognised directly in retained profits (2018: £nil; 2016: £nil).

The income statement of the Bank was as follows:

	2018 £m	2017 £m	2016 £m
Interest and similar income	9,093	8,569	9,110
Interest and similar expense	(2,964)	(2,740)	(4,227)
Net interest income	6,129	5,829	4,883

Fee and commission income	1,442	1,457	1,482
Fee and commission expense	(603)	(488)	(463)
Net fee and commission income	839	969	1,019
Net trading income	456	(51)	953
Dividends received	4,848	4,378	3,984
Other operating income	1,933	2,346	(467)
Other income	8,076	7,642	5,489
Total income	14,205	13,471	10,372
Regulatory provisions	(939)	(1,123)	(1,494)
Other operating expenses	(5,864)	(6,078)	(6,228)
Total operating expenses	(6,803)	(7,201)	(7,722)
Trading surplus	7,402	6,270	2,650
Impairment	(504)	(462)	(620)
Profit before tax	6,898	5,808	2,030
Tax expense	(831)	(529)	(77)
Profit for the year	6,067	5,279	1,953